Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt
Schedule of debt

As of December 31, 2021 and December 31, 2020, Group’s debt consisted of the following:

	Credit				As of	As of
	limit	Effective			December 31,	December 31,
	(RUB)	Interest rate		Maturity	2020	2021
Current interest-bearing debt
Bank’ revolving credit facility	460	Up to 10%	*	June 30, 2023	—	—
Bank’ revolving credit facility	500	Up to 15%	**	April 20, 2026	—	—
Non-current interest-bearing debt
Bank’ revolving credit facility	1,000	8.5%		October 7, 2021	604	—
Bank’ revolving credit facility	1,000	8.5%		December 22, 2021	945	—
Bonds issued	5,000	9.3%		October 10, 2023	5,014	4,734
Total debt					6,563	4,734
Including short-term portion					1,640	86

* the agreement stipulated the right of a lender to increase the interest rate in case the covenants are violated. The Covenants are violated as of December 31, 2021.

** the agreement stipulated the right of a lender to increase the interest rate and demand of early repayment in case the covenants are violated.